SCHEDULE OF INCOME (LOSS) BEFORE INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Loss before taxes	$ (8,806)	$ (26,453)
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Loss before taxes	(4,413)	(7,933)
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Loss before taxes	$ (4,393)	$ (18,520)